LOSS PER SHARE (Detail Textuals) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible note
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount	3,369,797	23,588,582	40,075,289
Warrant
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount	33,438,454		33,438,454
Options
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount	32,412,199	32,719,056	36,779,259
RSUs
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount	3,441,420	3,242,632	3,398,889
Warrants Series 4
Antidilutive Securities [Line Items]
Antidilutive securities computation of earnings per share amount			6,438,152